JPMorgan Inflation Managed Bond ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 34.3%
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2026 (a)	12,391,949	12,260,378
0.13%, 7/15/2026	12,158,200	12,054,334
1.63%, 4/15/2030	11,397,414	11,430,456
U.S. Treasury Notes
3.75%, 4/30/2027	29,445,000	29,354,134
3.75%, 4/15/2028	29,375,000	29,280,908
4.88%, 10/31/2028 (a)	66,230,000	68,286,752
3.88%, 4/30/2030	29,360,000	29,243,019
4.63%, 2/15/2035	46,065,000	46,928,719
Total U.S. Treasury Obligations (Cost $239,312,997)		238,838,700
Corporate Bonds — 29.0%
Aerospace & Defense — 0.8%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (b)	400,000	377,967
Boeing Co. (The)
2.75%, 2/1/2026	782,000	771,446
3.10%, 5/1/2026	931,000	917,148
6.39%, 5/1/2031	414,000	441,727
6.53%, 5/1/2034	88,000	93,929
L3Harris Technologies, Inc. 3.85%, 12/15/2026	625,000	619,068
Leidos, Inc. 2.30%, 2/15/2031	767,000	662,524
RTX Corp. 5.75%, 1/15/2029	1,800,000	1,876,150
		5,759,959
Automobiles — 0.4%
Hyundai Capital America
3.00%, 2/10/2027 (b)	903,000	876,305
2.38%, 10/15/2027 (b)	919,000	866,248
1.80%, 1/10/2028 (b)	300,000	277,571
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	678,000	562,064
		2,582,188
Banks — 8.8%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	900,000	830,175
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	264,000	277,690
(SOFR + 1.91%), 5.87%, 3/28/2035 (b) (c)	200,000	203,015
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	1,550,000	1,545,230
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	192,250
2.75%, 12/3/2030	1,800,000	1,583,959
Bank of America Corp.
(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	21,000	20,959
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	178,000	173,888
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	937,000	924,434
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	1,747,000	1,775,251
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	3,227,000	2,793,532
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	1,707,000	1,724,853
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	1,725,000	1,662,458
Bank of Montreal (Canada)
2.65%, 3/8/2027	40,000	38,822

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.25%), 4.64%, 9/10/2030 (c)	422,000	421,674
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (b)	850,000	875,887
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	899,000	917,813
(SOFR + 1.74%), 5.69%, 3/12/2030 (c)	600,000	615,148
(SOFR + 1.23%), 5.37%, 2/25/2031 (c)	360,000	363,114
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	300,000	313,201
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	500,000	499,744
(SOFR + 1.23%), 2.59%, 1/20/2028 (b) (c)	300,000	289,574
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	750,000	757,233
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	450,000	460,931
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (b) (c)	2,214,000	2,131,531
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	1,194,000	1,013,792
Capital One NA 3.45%, 7/27/2026	447,000	440,664
Citibank NA 5.80%, 9/29/2028	1,500,000	1,561,052
Citigroup, Inc.
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	1,056,000	1,030,900
4.45%, 9/29/2027	272,000	270,881
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	90,000	88,821
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	1,300,000	1,135,507
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	450,000	395,820
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (b) (c)	750,000	719,695
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (b) (c)	250,000	255,976
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	1,500,000	1,498,279
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	673,000	680,094
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	377,000	382,909
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	407,000	419,390
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	320,000	321,126
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	1,000,000	947,698
Fifth Third Bancorp
3.95%, 3/14/2028	800,000	789,611
(SOFR + 1.84%), 5.63%, 1/29/2032 (c)	66,000	67,770
Fifth Third Bank NA 2.25%, 2/1/2027	250,000	241,157
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	1,250,000	1,247,583
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	300,000	282,022
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	1,040,000	1,002,847
(SOFR + 2.39%), 2.85%, 6/4/2031 (c)	1,141,000	1,028,675
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	900,000	909,747
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	880,000	858,920
KeyBank NA 3.30%, 6/1/2025	250,000	250,000
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	526,000	524,880
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	469,000	463,262
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	600,000	578,484
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	200,000	202,762

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.38%, 5/26/2030 (c)	1,950,000	1,990,293
National Bank of Canada (Canada) 5.60%, 12/18/2028	400,000	413,221
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	486,000	470,900
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (c)	420,000	421,632
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	320,000	326,178
PNC Financial Services Group, Inc. (The)
(SOFRINDX + 1.09%), 4.76%, 1/26/2027 (c)	573,000	573,327
(SOFR + 1.34%), 5.30%, 1/21/2028 (c)	340,000	343,911
(SOFR + 1.07%), 5.22%, 1/29/2031 (c)	350,000	355,642
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	1,200,000	1,191,056
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	200,000	201,823
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	750,000	778,703
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	3,337,000	3,232,319
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.90%, 9/17/2028	1,500,000	1,380,396
Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	40,000	39,963
Truist Bank 3.30%, 5/15/2026	1,000,000	987,170
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	275,000	296,048
(SOFR + 1.62%), 5.44%, 1/24/2030 (c)	500,000	511,240
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	835,000	810,853
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	600,000	601,503
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	125,000	127,847
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	127,000	129,379
(SOFR + 1.41%), 5.42%, 2/12/2036 (c)	500,000	498,816
Wachovia Corp. 7.57%, 8/1/2026 (e)	366,000	377,402
Wells Fargo & Co.
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	700,000	669,967
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	3,256,000	3,309,220
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (c)	637,000	587,843
		61,629,342
Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029	1,400,000	1,327,953
5.05%, 3/15/2034	245,000	245,711
Amgen, Inc. 5.25%, 3/2/2030	200,000	205,051
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	481,000	412,058
		2,190,773
Broadline Retail — 0.0% ^
eBay, Inc. 2.60%, 5/10/2031	50,000	44,262
Capital Markets — 2.2%
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	362,000	360,578
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	190,000	194,510
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,450,000	1,397,450
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	1,126,000	994,172

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	237,000	236,616
3.50%, 11/16/2026	1,785,000	1,758,817
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	512,000	435,764
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	2,350,000	2,060,803
Macquarie Group Ltd. (Australia)
(3-MONTH CME TERM SOFR + 2.01%), 5.03%, 1/15/2030 (b) (c)	200,000	201,084
(SOFR + 2.30%), 6.26%, 12/7/2034 (b) (c)	300,000	315,951
Morgan Stanley
4.35%, 9/8/2026	963,000	959,085
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	3,540,000	3,594,393
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	110,000	92,840
Nasdaq, Inc. 5.55%, 2/15/2034	321,000	329,493
Nomura Holdings, Inc. (Japan)
2.33%, 1/22/2027	1,000,000	961,389
2.68%, 7/16/2030	753,000	675,047
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	250,000	249,951
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (b) (c)	900,000	879,180
		15,697,123
Chemicals — 0.1%
RPM International, Inc. 2.95%, 1/15/2032	438,000	380,980
Westlake Corp. 3.60%, 8/15/2026	400,000	394,341
		775,321
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35%, 1/15/2032	446,000	375,694
5.25%, 8/9/2034	188,000	186,288
		561,982
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	40,000	36,370
Consumer Finance — 2.0%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,554,000	1,506,128
3.00%, 10/29/2028	1,835,000	1,732,178
Aircastle Ltd. 5.25%, 3/15/2030 (b)	160,000	159,271
American Express Co.
(SOFR + 1.33%), 6.34%, 10/30/2026 (c)	490,000	493,355
(SOFR + 0.93%), 5.04%, 7/26/2028 (c)	125,000	126,471
(SOFRINDX + 1.02%), 5.09%, 1/30/2031 (c)	155,000	157,352
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (b)	692,000	672,894
4.25%, 4/15/2026 (b)	832,000	821,608
4.38%, 5/1/2026 (b)	1,063,000	1,051,839
2.53%, 11/18/2027 (b)	4,543,000	4,282,005
Capital One Financial Corp.
(SOFR + 1.56%), 5.46%, 7/26/2030 (c)	500,000	509,101
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	709,000	606,676
General Motors Financial Co., Inc. 2.35%, 1/8/2031	940,000	801,826

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 3/26/2029 (b)	37,000	38,257
6.50%, 3/26/2031 (b)	600,000	623,590
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	200,000	206,314
		13,788,865
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The) 5.00%, 9/15/2034	485,000	472,376
Containers & Packaging — 0.2%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	453,000	438,483
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	237,000	235,983
Sonoco Products Co. 5.00%, 9/1/2034	308,000	292,695
WRKCo, Inc. 4.90%, 3/15/2029	150,000	150,848
		1,118,009
Diversified REITs — 0.3%
Safehold GL Holdings LLC 2.80%, 6/15/2031	682,000	599,179
Simon Property Group LP 2.45%, 9/13/2029	200,000	183,950
WP Carey, Inc.
2.40%, 2/1/2031	800,000	693,967
2.25%, 4/1/2033	893,000	716,612
		2,193,708
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 1.65%, 2/1/2028	1,181,000	1,099,106
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (b)	700,000	622,996
Sprint Capital Corp. 6.88%, 11/15/2028	155,000	165,819
Verizon Communications, Inc.
1.68%, 10/30/2030	670,000	574,190
4.78%, 2/15/2035	770,000	741,038
		3,203,149
Electric Utilities — 2.8%
Alabama Power Co. 5.85%, 11/15/2033	500,000	525,794
American Electric Power Co., Inc. 5.63%, 3/1/2033	100,000	102,375
Atlantic City Electric Co. 4.00%, 10/15/2028	20,000	19,816
Baltimore Gas and Electric Co. 5.30%, 6/1/2034	650,000	655,945
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	310,000	302,903
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	586,000	564,654
4.55%, 11/15/2030 (b)	290,000	283,830
Duke Energy Carolinas LLC 6.45%, 10/15/2032	50,000	54,090
Duke Energy Corp. 5.45%, 6/15/2034	550,000	555,044
Duke Energy Indiana LLC 5.25%, 3/1/2034	550,000	551,636
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	73,000	73,895
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (b)	421,000	367,804
2.78%, 1/7/2032 (b)	554,000	472,424
Edison International 5.25%, 11/15/2028	750,000	738,875
Entergy Louisiana LLC 1.60%, 12/15/2030	100,000	85,201
Evergy, Inc. 2.90%, 9/15/2029	618,000	575,691
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	864,000	840,224
FirstEnergy Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	656,000	632,192
Florida Power & Light Co. 5.30%, 6/15/2034	1,000,000	1,015,876

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Fortis, Inc. (Canada) 3.06%, 10/4/2026	1,021,000	1,000,365
Georgia Power Co. 4.85%, 3/15/2031	550,000	556,938
Interstate Power and Light Co.
4.10%, 9/26/2028	30,000	29,583
4.95%, 9/30/2034	142,000	137,174
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	451,000	414,482
Kentucky Utilities Co. 3.30%, 10/1/2025	200,000	198,830
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/2030	200,000	177,861
5.30%, 3/15/2032	600,000	610,129
Niagara Mohawk Power Corp. 1.96%, 6/27/2030 (b)	500,000	434,929
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	805,000	757,319
Pacific Gas and Electric Co.
2.95%, 3/1/2026	458,000	450,646
4.55%, 7/1/2030	1,278,999	1,238,506
5.70%, 3/1/2035	571,000	561,422
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	848,000	795,186
Potomac Electric Power Co. 5.20%, 3/15/2034	172,000	171,801
Public Service Co. of Oklahoma 5.20%, 1/15/2035	123,000	120,207
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	285,000	209,734
Southern California Edison Co. 5.45%, 3/1/2035	1,000,000	967,417
Southern Co. (The) 5.70%, 3/15/2034	207,000	213,065
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	1,010,000	993,095
Tampa Electric Co. 4.90%, 3/1/2029	274,000	278,466
Virginia Electric and Power Co. 5.15%, 3/15/2035	500,000	491,730
Vistra Operations Co. LLC 5.70%, 12/30/2034 (b)	140,000	139,466
Wisconsin Electric Power Co. 3.10%, 6/1/2025	400,000	400,000
		19,766,620
Energy Equipment & Services — 0.1%
Halliburton Co. 2.92%, 3/1/2030	400,000	367,145
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	39,000	38,366
		405,511
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	714,000	724,715
Financial Services — 0.6%
Corebridge Financial, Inc. 3.65%, 4/5/2027	300,000	295,261
Fiserv, Inc. 5.35%, 3/15/2031	850,000	869,054
Global Payments, Inc.
2.15%, 1/15/2027	901,000	865,257
3.20%, 8/15/2029	400,000	374,165
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	890,000	831,071
Nationwide Building Society (United Kingdom)
4.85%, 7/27/2027 (b)	500,000	503,723
5.13%, 7/29/2029 (b)	445,000	452,108
		4,190,639
Food Products — 0.3%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (b)	700,000	726,250
Bunge Ltd. Finance Corp. 4.20%, 9/17/2029	550,000	542,750
General Mills, Inc. 4.95%, 3/29/2033	151,000	149,272
J M Smucker Co. (The) 6.20%, 11/15/2033	264,000	280,268

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
Mars, Inc. 5.00%, 3/1/2032 (b)	217,000	217,730
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89,000	88,835
		2,005,105
Gas Utilities — 0.0% ^
ONE Gas, Inc. 2.00%, 5/15/2030	248,000	218,993
Ground Transportation — 0.3%
Canadian Pacific Railway Co. (Canada) 2.05%, 3/5/2030	200,000	178,055
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (b)	219,000	220,854
5.55%, 5/1/2028 (b)	1,218,000	1,244,732
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	637,000	619,431
Uber Technologies, Inc. 4.80%, 9/15/2034	134,000	129,307
		2,392,379
Health Care Equipment & Supplies — 0.1%
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	579,000	584,431
Health Care Providers & Services — 0.6%
Cencora, Inc. 5.15%, 2/15/2035	151,000	149,711
CommonSpirit Health
3.35%, 10/1/2029	455,000	429,713
2.78%, 10/1/2030	171,000	154,261
CVS Health Corp. 1.88%, 2/28/2031	181,000	152,072
HCA, Inc.
4.13%, 6/15/2029	964,000	938,645
3.50%, 9/1/2030	500,000	466,370
2.38%, 7/15/2031	700,000	598,819
Humana, Inc. 3.95%, 3/15/2027	492,000	488,527
Quest Diagnostics, Inc.
3.45%, 6/1/2026	300,000	296,920
2.95%, 6/30/2030	93,000	85,744
2.80%, 6/30/2031	287,000	256,928
		4,017,710
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	883,000	798,889
DOC DR LLC 2.63%, 11/1/2031	409,000	354,083
Healthpeak OP LLC 2.13%, 12/1/2028	470,000	431,687
Ventas Realty LP
4.13%, 1/15/2026	45,000	44,776
3.25%, 10/15/2026	529,000	518,446
Welltower OP LLC 2.75%, 1/15/2032	904,000	794,723
		2,942,604
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc. 3.25%, 2/15/2030	1,255,000	1,170,281
Industrial REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	363,000	353,359
Prologis LP 4.75%, 6/15/2033	707,000	693,386
		1,046,745
Insurance — 0.8%
Aon North America, Inc. 5.45%, 3/1/2034	800,000	808,873

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Athene Global Funding 2.72%, 1/7/2029 (b)	1,054,000	973,385
CNO Global Funding
1.75%, 10/7/2026 (b)	681,000	653,793
2.65%, 1/6/2029 (b)	200,000	185,427
F&G Global Funding 2.30%, 4/11/2027 (b)	1,204,000	1,151,168
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	400,000	368,524
Guardian Life Global Funding 0.88%, 12/10/2025 (b)	512,000	502,289
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	389,000	387,796
Principal Financial Group, Inc.
3.10%, 11/15/2026	20,000	19,579
3.70%, 5/15/2029	30,000	29,028
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	650,000	651,659
		5,731,521
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	592,000	564,223
Media — 0.3%
Charter Communications Operating LLC 4.91%, 7/23/2025	372,000	371,942
Comcast Corp. 4.15%, 10/15/2028	1,444,000	1,434,489
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	346,000	397,389
		2,203,820
Metals & Mining — 0.2%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	460,000	407,991
2.85%, 4/27/2031 (b)	650,000	576,120
Steel Dynamics, Inc.
1.65%, 10/15/2027	324,000	302,607
5.38%, 8/15/2034	100,000	99,925
		1,386,643
Multi-Utilities — 0.6%
Ameren Corp. 5.00%, 1/15/2029	650,000	657,365
CenterPoint Energy, Inc. 1.45%, 6/1/2026	288,000	279,154
CMS Energy Corp. 2.95%, 2/15/2027	170,000	165,211
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	10,000	9,846
Consumers Energy Co. 4.63%, 5/15/2033	300,000	292,044
DTE Energy Co. 5.20%, 4/1/2030	700,000	712,001
NiSource, Inc. 5.25%, 3/30/2028	566,000	576,900
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	225,000	179,994
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	300,000	256,216
Puget Energy, Inc. 2.38%, 6/15/2028	434,000	407,141
Sempra 3.70%, 4/1/2029	800,000	772,732
		4,308,604
Office REITs — 0.2%
COPT Defense Properties LP 2.00%, 1/15/2029	457,000	409,418
Kilroy Realty LP 2.65%, 11/15/2033	1,092,000	838,374
		1,247,792
Oil, Gas & Consumable Fuels — 2.0%
APA Infrastructure Ltd. (Australia)
4.25%, 7/15/2027 (b)	624,000	619,509
5.13%, 9/16/2034 (b)	240,000	231,671

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Cameron LNG LLC 2.90%, 7/15/2031 (b)	146,000	130,347
Cheniere Energy, Inc. 5.65%, 4/15/2034	500,000	498,961
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	190,000	186,325
5.68%, 1/15/2034 (b)	84,000	83,064
Columbia Pipelines Operating Co. LLC 5.44%, 2/15/2035 (b)	400,000	391,798
Coterra Energy, Inc. 3.90%, 5/15/2027	724,000	713,077
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	799,000	814,913
Energy Transfer LP
5.95%, 12/1/2025	446,000	447,234
5.25%, 7/1/2029	362,000	367,931
5.70%, 4/1/2035	1,100,000	1,097,043
Eni SpA (Italy) 4.25%, 5/9/2029 (b)	850,000	834,802
Enterprise Products Operating LLC 3.95%, 2/15/2027	392,000	389,682
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	1,530,000	1,337,922
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	312,000	308,099
3.45%, 10/15/2027 (b)	837,000	813,269
MPLX LP
4.13%, 3/1/2027	458,000	454,461
4.25%, 12/1/2027	318,000	315,571
2.65%, 8/15/2030	300,000	268,447
5.00%, 3/1/2033	350,000	339,664
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	471,000	411,814
Occidental Petroleum Corp. 5.38%, 1/1/2032	117,000	112,939
ONEOK, Inc. 4.75%, 10/15/2031	414,000	404,118
Ovintiv, Inc. 5.38%, 1/1/2026	420,000	420,173
Plains All American Pipeline LP 3.55%, 12/15/2029	700,000	661,987
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	550,000	541,886
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	216,000	218,703
Targa Resources Partners LP 4.00%, 1/15/2032	253,000	231,348
Williams Cos., Inc. (The) 5.60%, 3/15/2035	575,000	580,332
		14,227,090
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	30,000	28,886
5.20%, 2/22/2034	787,000	793,021
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	600,000	531,581
		1,353,488
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (b)	519,000	508,903
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	325,000	320,063
		828,966
Residential REITs — 0.3%
Essex Portfolio LP 1.65%, 1/15/2031	879,000	736,916
Mid-America Apartments LP 1.70%, 2/15/2031	687,000	582,567
UDR, Inc.
3.50%, 1/15/2028	100,000	97,597
3.20%, 1/15/2030	260,000	244,803
2.10%, 8/1/2032	266,000	215,562
		1,877,445

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — 0.4%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	386,000	361,700
2.50%, 8/16/2031	440,000	378,358
NNN REIT, Inc.
3.60%, 12/15/2026	247,000	242,954
4.30%, 10/15/2028	870,000	860,207
Realty Income Corp. 4.13%, 10/15/2026	600,000	596,919
Regency Centers LP 3.70%, 6/15/2030	350,000	335,039
		2,775,177
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc.
4.11%, 9/15/2028	792,000	785,648
5.05%, 7/12/2029	304,000	309,444
5.15%, 11/15/2031	108,000	109,948
3.14%, 11/15/2035 (b)	200,000	165,643
KLA Corp.
4.65%, 7/15/2032	62,000	61,597
4.70%, 2/1/2034	112,000	109,919
Marvell Technology, Inc. 2.95%, 4/15/2031	622,000	556,169
NXP BV (Netherlands) 2.50%, 5/11/2031	1,058,000	911,903
		3,010,271
Software — 0.3%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	124,000	120,571
Oracle Corp.
2.65%, 7/15/2026	60,000	58,743
4.50%, 5/6/2028	95,000	95,442
2.88%, 3/25/2031	502,000	452,571
6.50%, 4/15/2038	50,000	53,234
Roper Technologies, Inc. 1.40%, 9/15/2027	600,000	560,963
Synopsys, Inc. 5.15%, 4/1/2035	155,000	153,201
Workday, Inc. 3.50%, 4/1/2027	300,000	294,750
		1,789,475
Specialized REITs — 0.6%
American Tower Corp. 1.45%, 9/15/2026	1,678,000	1,612,889
Crown Castle, Inc. 4.45%, 2/15/2026	578,000	577,266
Equinix, Inc. 2.90%, 11/18/2026	605,000	589,862
Extra Space Storage LP
2.20%, 10/15/2030	1,010,000	878,012
2.35%, 3/15/2032	467,000	389,319
		4,047,348
Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	565,000	478,706
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	195,000	198,303
3.60%, 9/1/2027	403,000	395,515
1.75%, 3/15/2031	200,000	169,729
		1,242,253

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 5.30%, 4/1/2032	382,000	383,716
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	84,000	81,790
		465,506
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	832,000	706,084
BAT Capital Corp. (United Kingdom) 2.26%, 3/25/2028	1,016,000	955,389
		1,661,473
Trading Companies & Distributors — 0.2%
Air Lease Corp. 3.63%, 4/1/2027	757,000	742,170
Aviation Capital Group LLC 5.13%, 4/10/2030 (b)	385,000	382,669
		1,124,839
Water Utilities — 0.1%
American Water Capital Corp. 5.25%, 3/1/2035	800,000	797,900
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc.
4.95%, 3/15/2028	640,000	649,524
3.88%, 4/15/2030	1,184,000	1,141,692
		1,791,216
Total Corporate Bonds (Cost $205,213,478)		201,954,210
Mortgage-Backed Securities — 15.3%
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	8,710	8,750
Pool # C91802, 3.50%, 1/1/2035	1,527,545	1,481,298
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	70,723	70,931
Pool # A57681, 6.00%, 12/1/2036	496	518
Pool # G06493, 4.50%, 5/1/2041	330,056	324,111
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,000,000	919,752
Pool # U90690, 3.50%, 6/1/2042	335,699	309,433
FHLMC UMBS, 30 Year
Pool # ZM6956, 4.50%, 6/1/2048	685,255	657,418
Pool # QC3244, 3.00%, 6/1/2051	2,321,929	1,995,419
Pool # RA7937, 5.00%, 9/1/2052	3,252,071	3,160,154
Pool # SD8324, 5.50%, 5/1/2053	1,668,765	1,654,700
Pool # SD3518, 5.50%, 7/1/2053	1,733,790	1,721,483
Pool # SD3900, 5.50%, 8/1/2053	1,430,878	1,420,059
Pool # QI4131, 5.50%, 4/1/2054	2,307,381	2,285,486
Pool # SD5568, 5.50%, 5/1/2054	2,701,777	2,678,927
Pool # QJ5547, 5.50%, 9/1/2054	2,569,670	2,578,661
Pool # QJ7687, 5.50%, 11/1/2054	2,306,875	2,308,037
Pool # RJ2914, 5.50%, 11/1/2054	3,368,753	3,350,295
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	233,993	228,965
Pool # AP9584, 3.00%, 10/1/2032	1,049,074	1,013,073
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	95,959	99,414
Pool # 735503, 6.00%, 4/1/2035	28,020	29,075
Pool # 888460, 6.50%, 10/1/2036	178,900	188,166

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 888890, 6.50%, 10/1/2037	4,177	4,400
Pool # 949320, 7.00%, 10/1/2037	18,281	19,080
Pool # 995149, 6.50%, 10/1/2038	9,889	10,367
Pool # 994410, 7.00%, 11/1/2038	113,156	118,347
Pool # AD9151, 5.00%, 8/1/2040	152,823	153,003
Pool # AE0681, 4.50%, 12/1/2040	357,014	350,343
Pool # BM3500, 4.00%, 9/1/2047	669,549	636,501
Pool # BM3499, 4.00%, 12/1/2047	838,026	781,885
Pool # BE8354, 4.00%, 3/1/2048	403,845	376,245
Pool # CB1878, 3.00%, 10/1/2051	2,325,137	1,993,565
Pool # FM9776, 3.00%, 11/1/2051	2,029,845	1,743,396
Pool # FS7749, 3.00%, 2/1/2052	999,710	860,885
Pool # CB3378, 4.00%, 4/1/2052	1,743,884	1,601,195
Pool # FS6323, 3.50%, 5/1/2052	2,427,139	2,167,778
Pool # CB3629, 4.00%, 5/1/2052	4,112,053	3,776,261
Pool # FS9551, 5.50%, 9/1/2053	1,405,507	1,398,664
Pool # DA4015, 6.00%, 10/1/2053	583,883	592,621
Pool # FS6668, 5.50%, 12/1/2053	1,166,294	1,156,016
Pool # CB8151, 5.50%, 3/1/2054	2,280,960	2,261,138
Pool # DB2385, 5.50%, 6/1/2054	3,450,541	3,417,033
Pool # DB3630, 5.50%, 6/1/2054	2,943,897	2,937,919
Pool # BU5025, 5.50%, 9/1/2054	1,923,105	1,908,639
Pool # FS9262, 5.50%, 10/1/2054	1,912,895	1,897,845
Pool # DB1954, 5.00%, 11/1/2054	2,483,766	2,406,291
FNMA, Other
Pool # AN1247, 2.64%, 6/1/2026	1,576,000	1,543,628
Pool # AN6732, 2.83%, 5/1/2027	1,147,265	1,115,969
Pool # AN7338, 3.06%, 11/1/2027	921,598	896,582
Pool # AN7943, 3.10%, 1/1/2028	2,307,627	2,241,507
Pool # BS8224, 4.10%, 5/1/2028	3,775,000	3,763,631
Pool # AN9486, 3.57%, 6/1/2028	3,608,132	3,529,468
Pool # AN2069, 2.35%, 8/1/2028	1,336,950	1,264,080
Pool # BL0907, 3.88%, 12/1/2028	700,000	686,642
Pool # BM4162, 3.12%, 10/1/2029 (f)	123,374	118,642
Pool # BL4333, 2.52%, 11/1/2029	1,100,468	1,022,185
Pool # BS8252, 4.36%, 4/1/2030	3,495,000	3,487,713
Pool # BZ2889, 4.37%, 1/1/2032	2,488,624	2,464,460
Pool # BM7037, 1.76%, 3/1/2032 (f)	996,664	840,875
Pool # BS5117, 2.58%, 3/1/2032	2,393,690	2,115,760
Pool # BS8503, 4.62%, 5/1/2033	1,000,000	994,797
Pool # BS2933, 1.82%, 9/1/2033	3,400,000	2,732,212
Pool # MA1125, 4.00%, 7/1/2042	429,338	404,759
Pool # MA1437, 3.50%, 5/1/2043	614,542	564,938
Pool # MA1463, 3.50%, 6/1/2043	595,269	547,217
Pool # BF0669, 4.00%, 6/1/2052	1,733,508	1,616,833
Pool # BF0230, 5.50%, 1/1/2058	2,788,212	2,848,254
Pool # BM7238, 3.00%, 4/1/2059	2,072,050	1,768,688
Pool # BM6734, 4.00%, 8/1/2059	3,181,744	2,924,672
Pool # BF0497, 3.00%, 7/1/2060	1,569,693	1,328,177
Pool # BF0546, 2.50%, 7/1/2061	752,732	578,920
Pool # BF0617, 2.50%, 3/1/2062	1,899,427	1,460,823
Pool # BF0736, 4.00%, 6/1/2063	2,219,393	2,019,280

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	51,469	54,530
Pool # BA7567, 4.50%, 5/20/2048	567,085	534,984
Pool # BI0416, 4.50%, 11/20/2048	67,185	63,977
Pool # BM9692, 4.50%, 7/20/2049	221,717	210,181
Total Mortgage-Backed Securities (Cost $109,964,390)		106,797,926
Asset-Backed Securities — 9.1%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	329,597	305,962
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	1,966,000	1,889,293
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	65,812	61,864
Series 2021-1, Class B, 3.95%, 7/11/2030	862,575	807,543
American Credit Acceptance Receivables Trust Series 2023-1, Class C, 5.59%, 4/12/2029 (b)	384,904	385,370
AmeriCredit Automobile Receivables Trust Series 2024-1, Class B, 5.38%, 6/18/2029	1,020,000	1,032,515
AMSR Trust Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (b)	221,887	218,504
Amur Equipment Finance Receivables LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (b)	28,698	28,651
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	355,000	353,834
Series 2024-2A, Class A, 5.13%, 10/20/2028 (b)	467,000	471,800
Bridgecrest Lending Auto Securitization Trust Series 2025-2, Class C, 5.17%, 3/17/2031	632,000	635,171
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	666,033	651,864
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	796,826	794,649
Carmax Auto Owner Trust Series 2025-2, Class A3, 4.48%, 3/15/2030	464,000	465,440
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	241,000	244,425
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	10,704	10,692
Series 2022-P3, Class A3, 4.61%, 11/10/2027	108,434	108,365
Series 2021-P4, Class A4, 1.64%, 12/10/2027	2,700,000	2,646,140
Series 2024-P4, Class A3, 4.64%, 1/10/2030	276,000	276,929
Consumer Portfolio Services Auto Trust Series 2025-B, Class A, 4.74%, 2/15/2029 (b)	555,000	554,714
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	29,465	29,256
Series 2022-1, Class A, 4.74%, 6/17/2055 (b) (f)	388,747	388,672
CPS Auto Receivables Trust
Series 2023-A, Class C, 5.54%, 4/16/2029 (b)	551,591	552,149
Series 2024-D, Class C, 4.76%, 1/15/2031 (b)	235,000	233,666
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	2,100,000	2,136,064
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	797,000	806,131
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	1,000,000	1,014,688
Series 2024-3A, Class A, 4.68%, 9/15/2034 (b)	1,066,000	1,067,107
Series 2025-1A, Class A, 5.02%, 3/15/2035 (b)	957,000	962,703
Dell Equipment Finance Trust Series 2025-1, Class A3, 4.61%, 2/24/2031 (b)	232,000	233,221
Drive Auto Receivables Trust
Series 2024-2, Class A3, 4.50%, 9/15/2028	345,000	344,376
Series 2024-2, Class C, 4.67%, 5/17/2032	376,000	373,955
Series 2025-1, Class C, 4.99%, 9/15/2032	264,000	264,641
DT Auto Owner Trust
Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	732,429	720,431
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	1,798,000	1,802,023
Series 2023-2A, Class B, 5.41%, 2/15/2029 (b)	436,367	436,686

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Exeter Automobile Receivables Trust
Series 2022-4A, Class C, 4.92%, 12/15/2028	374,217	374,257
Series 2023-1A, Class D, 6.69%, 6/15/2029	243,000	247,103
Series 2024-3A, Class C, 5.70%, 7/16/2029	284,000	286,847
Series 2025-3A, Class C, 5.09%, 10/15/2031	427,000	428,418
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	204,538	206,330
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (b)	955,756	940,498
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	600,000	576,343
Series 2021-SFR2, Class D, 2.06%, 9/17/2038 (b)	2,900,000	2,769,495
Flagship Credit Auto Trust Series 2023-1, Class C, 5.43%, 5/15/2029 (b)	1,800,000	1,802,030
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	2,118,000	2,032,382
GLS Auto Select Receivables Trust Series 2025-1A, Class A2, 4.71%, 4/15/2030 (b)	375,000	374,992
GM Financial Automobile Leasing Trust Series 2024-2, Class A3, 5.39%, 7/20/2027	480,000	483,999
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	95,642	85,056
Hertz Vehicle Financing LLC
Series 2022-1A, Class A, 1.99%, 6/25/2026 (b)	153,667	153,368
Series 2025-2A, Class A, 5.13%, 9/25/2031 (b)	260,000	258,770
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (b)	1,145,205	1,124,333
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3, 4.83%, 1/18/2028 (b)	497,000	499,610
Series 2025-B, Class A3, 4.53%, 4/17/2028 (b)	497,000	498,745
Hyundai Auto Receivables Trust Series 2025-A, Class A3, 4.32%, 10/15/2029	714,000	713,946
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (b)	912,553	915,028
Lendmark Funding Trust
Series 2022-1A, Class A, 5.12%, 7/20/2032 (b)	177,000	176,771
Series 2025-1A, Class A, 4.94%, 9/20/2034 ‡ (b)	733,000	738,137
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A4, 4.69%, 2/18/2031	255,000	257,172
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	360,364	340,623
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (b)	67,313	64,223
Series 2025-1A, Class B, 5.21%, 9/22/2042 (b)	372,012	371,847
Series 2024-1A, Class A, 5.32%, 2/20/2043 (b)	599,424	605,942
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	1,145,000	1,153,639
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	2,334,000	2,352,751
Oportun Issuance Trust Series 2025-A, Class B, 5.30%, 2/8/2033 (b)	259,000	258,580
Prestige Auto Receivables Trust Series 2024-2A, Class B, 4.56%, 2/15/2029 (b)	88,000	87,633
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	1,144,000	1,104,447
Series 2021-SFR11, Class A, 2.28%, 1/17/2039 (b)	1,974,415	1,813,910
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (b)	1,252,224	1,234,540
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 (b)	1,048,000	973,314
Series 2025-SFR1, Class A, 3.40%, 2/17/2042 (b) (e)	1,101,700	1,031,833
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (b)	1,250,000	1,167,393
Santander Drive Auto Receivables Trust
Series 2023-1, Class B, 4.98%, 2/15/2028	183,339	183,375
Series 2024-4, Class B, 4.93%, 9/17/2029	583,000	585,740
Series 2023-5, Class B, 6.16%, 12/17/2029	740,000	753,246
Series 2024-2, Class C, 5.84%, 6/17/2030	298,000	303,955
Series 2024-3, Class C, 5.64%, 8/15/2030	1,108,000	1,123,757
Series 2025-1, Class C, 5.04%, 3/17/2031	476,000	478,857
SCF Equipment Leasing LLC Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	263,000	269,361
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (b)	39,045	38,830

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (b)	116,777	109,252
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 ‡ (b)	682,000	683,170
Tesla Auto Lease Trust Series 2024-A, Class A3, 5.30%, 6/21/2027 (b)	313,000	313,960
Toyota Auto Receivables Owner Trust Series 2021-C, Class A4, 0.72%, 1/15/2027	525,991	520,453
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	642,324	610,074
Series 2016-2, Class AA, 2.88%, 10/7/2028	662,911	621,863
Series 2018-1, Class AA, 3.50%, 3/1/2030	429,943	402,537
Series 2018-1, Class A, 3.70%, 3/1/2030	719,066	665,467
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (b)	31,836	31,661
Volkswagen Auto Lease Trust Series 2024-A, Class A3, 5.21%, 6/21/2027	465,000	468,834
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (b) (e)	189,605	189,196
VOLT CI LLC Series 2021-NP10, Class A1, 5.99%, 5/25/2051 (b) (e)	189,185	188,722
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (b) (e)	546,603	544,828
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (b) (e)	41,621	41,575
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (b) (e)	127,620	127,505
VOLT XCIX LLC Series 2021-NPL8, Class A1, 6.12%, 4/25/2051 (b) (e)	86,125	86,074
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (b) (e)	98,949	98,888
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (b) (e)	251,663	251,270
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 8/20/2036 (b)	272,671	270,393
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	720,560	727,662
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	513,369	509,974
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (b)	14,837	14,841
Series 2023-1A, Class C, 5.74%, 8/15/2028 (b)	180,000	181,160
World Omni Auto Receivables Trust Series 2023-D, Class A3, 5.79%, 2/15/2029	275,000	278,064
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	312,000	311,443
Total Asset-Backed Securities (Cost $64,334,027)		63,799,786
Collateralized Mortgage Obligations — 4.9%
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	414	207
Citigroup Mortgage Loan Trust Series 2004-HYB4, Class WA, 6.98%, 12/25/2034 (f)	4,350	4,286
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 3A4, 5.25%, 9/25/2033	3,357	3,288
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	1,184,634	1,081,833
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,179,962	1,075,030
Series 2017-4, Class MT, 3.50%, 6/25/2057	312,270	277,877
Series 2018-2, Class M55D, 4.00%, 11/25/2057	1,232,136	1,151,111
Series 2019-3, Class M55D, 4.00%, 10/25/2058	277,079	258,358
Series 2020-1, Class M55G, 3.00%, 8/25/2059	2,836,901	2,535,342
FHLMC, REMIC
Series 2988, Class TY, 5.50%, 6/15/2025	13	13
Series 3816, Class HA, 3.50%, 11/15/2025	44,329	44,161
Series 3087, Class KX, 5.50%, 12/15/2025	758	757
Series 3787, Class AY, 3.50%, 1/15/2026	25,789	25,646
Series 3794, Class LB, 3.50%, 1/15/2026	19,911	19,798
Series 3102, Class CE, 5.50%, 1/15/2026	4,208	4,202
Series 3123, Class HT, 5.00%, 3/15/2026	766	765
Series 3121, Class JD, 5.50%, 3/15/2026	1,004	1,002
Series 3150, Class EQ, 5.00%, 5/15/2026	3,663	3,654
Series 3898, Class KH, 3.50%, 6/15/2026	31,571	31,368
Series 3911, Class B, 3.50%, 8/15/2026	47,073	46,635

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3959, Class PB, 3.00%, 11/15/2026	379,514	374,974
Series 3337, Class MD, 5.50%, 6/15/2027	5,865	5,864
Series 2110, Class PG, 6.00%, 1/15/2029	19,698	19,772
Series 3563, Class LB, 4.00%, 8/15/2029	3,039	3,003
Series 2009-96, Class DB, 4.00%, 11/25/2029	25,366	25,141
Series 3653, Class B, 4.50%, 4/15/2030	34,117	34,102
Series 3824, Class EY, 3.50%, 3/15/2031	98,451	96,667
Series 2525, Class AM, 4.50%, 4/15/2032	221,341	221,189
Series 2441, Class GF, 6.50%, 4/15/2032	7,173	7,471
Series 2436, Class MC, 7.00%, 4/15/2032	2,846	2,894
Series 2760, Class KT, 4.50%, 9/15/2032	26,355	26,308
Series 2505, Class D, 5.50%, 9/15/2032	31,440	32,094
Series 2544, Class KE, 5.50%, 12/15/2032	20,445	20,934
Series 2557, Class HL, 5.30%, 1/15/2033	54,175	54,382
Series 2575, Class PE, 5.50%, 2/15/2033	17,198	17,628
Series 2586, Class WG, 4.00%, 3/15/2033	64,088	63,001
Series 2596, Class QD, 4.00%, 3/15/2033	57,674	55,895
Series 2621, Class QH, 5.00%, 5/15/2033	71,130	72,135
Series 2624, Class QH, 5.00%, 6/15/2033	82,034	83,190
Series 2648, Class BK, 5.00%, 7/15/2033	7,692	7,815
Series 4238, Class UY, 3.00%, 8/15/2033	1,625,603	1,560,638
Series 2673, Class PE, 5.50%, 9/15/2033	130,151	133,610
Series 2696, Class DG, 5.50%, 10/15/2033	118,354	122,053
Series 2725, Class TA, 4.50%, 12/15/2033	223,470	223,197
Series 2733, Class ME, 5.00%, 1/15/2034	112,101	113,314
Series 2768, Class PK, 5.00%, 3/15/2034	122,036	122,275
Series 2934, Class KG, 5.00%, 2/15/2035	93,072	94,778
Series 2960, Class JH, 5.50%, 4/15/2035	249,394	256,581
Series 3082, Class PW, 5.50%, 12/15/2035	18,469	19,036
Series 3084, Class BH, 5.50%, 12/15/2035	379,379	394,058
Series 3098, Class KG, 5.50%, 1/15/2036	426,731	443,574
Series 3136, Class CO, PO, 4/15/2036	5,401	4,702
Series 3145, Class AJ, 5.50%, 4/15/2036	15,970	16,607
Series 3819, Class ZQ, 6.00%, 4/15/2036	275,341	289,528
Series 3200, PO, 8/15/2036	30,119	25,331
Series 3270, Class AT, 5.50%, 1/15/2037	9,963	9,967
Series 3272, Class PA, 6.00%, 2/15/2037	2,897	3,058
Series 3348, Class HT, 6.00%, 7/15/2037	25,918	27,173
Series 3501, Class A, 4.50%, 1/15/2039	82,203	79,825
Series 3508, Class PK, 4.00%, 2/15/2039	1,518	1,445
Series 3513, Class A, 4.50%, 2/15/2039	5,693	5,578
Series 3653, Class HJ, 5.00%, 4/15/2040	253,776	254,241
Series 3677, Class KB, 4.50%, 5/15/2040	527,401	525,828
Series 3677, Class PB, 4.50%, 5/15/2040	240,877	240,822
Series 3715, Class PC, 4.50%, 8/15/2040	89,675	89,375
Series 3955, Class HB, 3.00%, 12/15/2040	26,059	25,778
Series 3828, Class PU, 4.50%, 3/15/2041	36,033	35,418
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	105,817	105,698
Series 3956, Class EB, 3.25%, 11/15/2041	608,913	563,169
Series 3963, Class JB, 4.50%, 11/15/2041	853,842	848,580
Series 4026, Class MQ, 4.00%, 4/15/2042	32,768	31,443
Series 4616, Class HP, 3.00%, 9/15/2046	798,215	713,433
Series 3688, Class GT, 7.49%, 11/15/2046 (f)	12,976	13,812

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	362,676	337,351
FNMA, REMIC
Series 1997-57, Class PN, 5.00%, 9/18/2027	14,966	14,859
Series 2009-39, Class LB, 4.50%, 6/25/2029	24,278	24,100
Series 2010-28, Class DE, 5.00%, 4/25/2030	85,147	85,915
Series 2001-63, Class TC, 6.00%, 12/25/2031	19,845	20,466
Series 2001-81, Class HE, 6.50%, 1/25/2032	52,360	54,412
Series 2002-75, Class GB, 5.50%, 11/25/2032	14,986	14,878
Series 2011-39, Class ZA, 6.00%, 11/25/2032	227,958	236,005
Series 2002-85, Class PE, 5.50%, 12/25/2032	17,960	18,366
Series 2003-21, Class OU, 5.50%, 3/25/2033	15,292	15,734
Series 2003-26, Class EB, 3.50%, 4/25/2033	391,833	381,487
Series 2003-23, Class CH, 5.00%, 4/25/2033	14,384	14,575
Series 2003-63, Class YB, 5.00%, 7/25/2033	50,546	51,036
Series 2003-69, Class N, 5.00%, 7/25/2033	92,351	92,940
Series 2003-80, Class QG, 5.00%, 8/25/2033	102,419	103,480
Series 2003-85, Class QD, 5.50%, 9/25/2033	52,993	54,308
Series 2003-94, Class CE, 5.00%, 10/25/2033	2,279	2,267
Series 2005-5, Class CK, 5.00%, 1/25/2035	55,403	54,802
Series 2005-29, Class WC, 4.75%, 4/25/2035	96,967	95,615
Series 2005-48, Class TD, 5.50%, 6/25/2035	125,927	130,465
Series 2005-53, Class MJ, 5.50%, 6/25/2035	126,098	130,515
Series 2005-58, Class EP, 5.50%, 7/25/2035	6,281	6,313
Series 2005-68, Class BE, 5.25%, 8/25/2035	109,034	110,585
Series 2005-68, Class PG, 5.50%, 8/25/2035	42,062	42,117
Series 2005-102, Class PG, 5.00%, 11/25/2035	171,891	174,511
Series 2005-110, Class GL, 5.50%, 12/25/2035	219,587	227,825
Series 2006-49, Class PA, 6.00%, 6/25/2036	23,852	24,929
Series 2009-19, Class PW, 4.50%, 10/25/2036	136,129	135,590
Series 2006-114, Class HE, 5.50%, 12/25/2036	168,625	173,200
Series 2007-33, Class HE, 5.50%, 4/25/2037	12,678	13,204
Series 2007-65, Class KI, IF, IO, 2.18%, 7/25/2037 (f)	3,214	313
Series 2007-71, Class KP, 5.50%, 7/25/2037	8,593	8,493
Series 2007-71, Class GB, 6.00%, 7/25/2037	98,866	104,180
Series 2009-86, Class OT, PO, 10/25/2037	17,446	14,676
Series 2008-72, Class BX, 5.50%, 8/25/2038	8,305	8,528
Series 2008-74, Class B, 5.50%, 9/25/2038	4,193	4,336
Series 2009-37, Class KI, IF, IO, 1.56%, 6/25/2039 (f)	2,481	153
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	5,818	1,000
Series 2009-92, Class AD, 6.00%, 11/25/2039	64,624	64,636
Series 2009-112, Class ST, IF, IO, 1.81%, 1/25/2040 (f)	40,434	3,923
Series 2010-22, Class PE, 5.00%, 3/25/2040	868,217	884,137
Series 2010-35, Class SB, IF, IO, 1.98%, 4/25/2040 (f)	14,536	886
Series 2010-37, Class CY, 5.00%, 4/25/2040	500,491	507,729
Series 2010-54, Class EA, 4.50%, 6/25/2040	11,206	11,125
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,662	1,672
Series 2010-71, Class HJ, 5.50%, 7/25/2040	54,416	56,337
Series 2010-123, Class BP, 4.50%, 11/25/2040	1,259,921	1,254,906
Series 2011-41, Class KL, 4.00%, 5/25/2041	752,791	728,911
Series 2011-50, Class LP, 4.00%, 6/25/2041	297,803	283,550
Series 2012-137, Class CF, 4.74%, 8/25/2041 (f)	35,472	35,383
Series 2012-103, Class DA, 3.50%, 10/25/2041	3,347	3,328
Series 2012-14, Class DE, 3.50%, 3/25/2042	479,841	450,059

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2012-139, Class JA, 3.50%, 12/25/2042	237,367	223,837
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250,000	2,158,103
Series 2019-65, Class PA, 2.50%, 5/25/2048	168,481	152,510
Series 2009-96, Class CB, 4.00%, 11/25/2049	12,780	11,831
Series 2019-7, Class CA, 3.50%, 11/25/2057	2,024,203	1,940,145
FNMA, STRIPS Series 314, Class 1, PO, 7/25/2031	15,800	13,965
GNMA
Series 2003-29, Class PD, 5.50%, 4/16/2033	105,574	105,355
Series 2003-65, Class AP, 5.50%, 8/20/2033	35,311	35,417
Series 2003-77, Class TK, 5.00%, 9/16/2033	150,020	149,654
Series 2004-16, Class GC, 5.50%, 2/20/2034	381,139	384,565
Series 2004-54, Class BG, 5.50%, 7/20/2034	8,222	8,339
Series 2004-93, Class PD, 5.00%, 11/16/2034	218,457	217,907
Series 2004-101, Class BE, 5.00%, 11/20/2034	191,870	191,344
Series 2005-11, Class PL, 5.00%, 2/20/2035	93,876	94,020
Series 2005-26, Class XY, 5.50%, 3/20/2035	349,555	355,209
Series 2005-33, Class AY, 5.50%, 4/16/2035	86,386	86,531
Series 2005-49, Class B, 5.50%, 6/20/2035	31,136	31,548
Series 2005-51, Class DC, 5.00%, 7/20/2035	75,261	75,615
Series 2005-56, Class BD, 5.00%, 7/20/2035	11,635	11,687
Series 2006-7, Class ND, 5.50%, 8/20/2035	11,472	11,636
Series 2007-37, Class LB, 5.50%, 6/16/2037	89,733	91,101
Series 2007-79, Class BL, 5.75%, 8/20/2037	69,112	69,098
Series 2009-106, Class ST, IF, IO, 1.56%, 2/20/2038 (f)	63,149	1,993
Series 2008-7, Class PQ, 5.00%, 2/20/2038	202,851	202,297
Series 2008-9, Class PW, 5.25%, 2/20/2038	215,354	215,909
Series 2008-23, Class YA, 5.25%, 3/20/2038	49,767	49,970
Series 2008-35, Class NF, 5.00%, 4/20/2038	50,918	50,628
Series 2008-34, Class PG, 5.25%, 4/20/2038	58,644	58,673
Series 2008-33, Class PB, 5.50%, 4/20/2038	173,704	174,884
Series 2008-38, Class BG, 5.00%, 5/16/2038	275,449	275,530
Series 2008-43, Class NB, 5.50%, 5/20/2038	86,404	86,701
Series 2008-56, Class PX, 5.50%, 6/20/2038	170,054	169,596
Series 2008-58, Class PE, 5.50%, 7/16/2038	428,111	433,864
Series 2008-62, Class SA, IF, IO, 1.71%, 7/20/2038 (f)	1,207	5
Series 2008-76, Class US, IF, IO, 1.46%, 9/20/2038 (f)	38,460	1,190
Series 2011-97, Class WA, 6.09%, 11/20/2038 (f)	282,871	287,961
Series 2008-95, Class DS, IF, IO, 2.86%, 12/20/2038 (f)	35,476	581
Series 2009-14, Class AG, 4.50%, 3/20/2039	61,167	60,994
Series 2009-72, Class SM, IF, IO, 1.81%, 8/16/2039 (f)	78,353	5,812
Series 2009-61, Class AP, 4.00%, 8/20/2039	5,840	5,707
Series 2010-130, Class BD, 4.00%, 12/20/2039	199,337	195,825
Series 2010-157, Class OP, PO, 12/20/2040	60,908	51,672
Series 2014-H11, Class VA, 4.93%, 6/20/2064 (f)	599,623	601,746
Series 2015-H20, Class FA, 4.90%, 8/20/2065 (f)	720,727	722,688
Series 2015-H26, Class FG, 4.95%, 10/20/2065 (f)	518,705	520,546
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	31,089	31,296
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 7.11%, 11/25/2033 (f)	39,921	39,479
Series 2007-A1, Class 5A5, 6.38%, 7/25/2035 (f)	12,055	12,221
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.83%, 4/21/2034 (f)	22,932	22,573
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 5.08%, 10/25/2028 (f)	15,574	14,726

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2004-B, Class A1, 4.94%, 5/25/2029 (f)	24,219	23,419
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.64%, 4/25/2034 (f)	13,332	12,931
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	7,082	7,674
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	317,172	306,922
Sequoia Mortgage Trust Series 2004-11, Class A1, 5.04%, 12/20/2034 (f)	47,341	42,695
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 5.55%, 12/25/2044 (f)	60,476	58,129
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	190,207	191,017
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 6.70%, 10/25/2033 (f)	47,715	45,181
Total Collateralized Mortgage Obligations (Cost $36,332,275)		33,856,280
Commercial Mortgage-Backed Securities — 4.7%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (b) (f)	383,071	362,002
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	1,500,000	1,445,993
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KLU2, Class A7, 2.23%, 9/25/2025 (f)	334,333	331,105
Series K737, Class AM, 2.10%, 10/25/2026	3,110,000	3,010,302
Series K072, Class A2, 3.44%, 12/25/2027	473,000	463,907
Series K083, Class A2, 4.05%, 9/25/2028 (f)	594,000	590,291
Series K145, Class AM, 2.58%, 6/25/2032	880,000	772,406
Series KJ44, Class A2, 4.61%, 2/25/2033	1,900,000	1,906,105
FNMA ACES
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	751,780	735,694
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	1,046,404	1,021,954
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (f)	2,432,481	2,374,032
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (f)	315,384	306,447
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (f)	2,963,193	2,869,886
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (f)	1,713,019	1,659,185
Series 2018-M9, Class APT2, 3.10%, 4/25/2028 (f)	2,336,916	2,266,883
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (f)	375,575	367,804
Series 2017-M5, Class A2, 3.01%, 4/25/2029 (f)	1,880,204	1,798,577
Series 2018-M3, Class A2, 3.06%, 2/25/2030 (f)	1,050,355	998,201
Series 2020-M50, Class A2, 1.20%, 10/25/2030	352,556	332,282
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (f)	5,394,086	231,878
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (f)	1,517,000	1,283,963
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (f)	5,000,000	4,241,812
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	2,569	2,553
Series 2021-M3, Class X1, IO, 1.90%, 11/25/2033 (f)	315,631	21,227
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (b)	1,958,000	1,645,347
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	300,000	266,460
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	1,770,000	1,531,961
Total Commercial Mortgage-Backed Securities (Cost $34,378,159)		32,838,257
Foreign Government Securities — 0.3%
Republic of Colombia 7.38%, 9/18/2037	300,000	284,064
United Mexican States
6.00%, 5/13/2030	700,000	721,000
2.66%, 5/24/2031	1,200,000	1,022,400
Total Foreign Government Securities (Cost $2,205,760)		2,027,464

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (g) (h) (Cost $11,666,403)	11,664,594	11,666,927
Total Investments — 99.3% (Cost $703,407,489)		691,779,550
Other Assets in Excess of Liabilities — 0.7%		4,881,968
NET ASSETS — 100.0%		696,661,518

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2025 is $1,545,230 or 0.22% of the Fund’s net
assets as of May 31, 2025.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2025.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,206	09/19/2025	USD	133,752,938	1,657,499
U.S. Treasury 10 Year Ultra Note	120	09/19/2025	USD	13,537,500	32,063
U.S. Treasury Long Bond	84	09/19/2025	USD	9,502,500	196,928
U.S. Treasury 2 Year Note	31	09/30/2025	USD	6,432,984	(522)
U.S. Treasury 5 Year Note	65	09/30/2025	USD	7,039,297	42,280
					1,928,248
Short Contracts
U.S. Treasury Ultra Bond	(92)	09/19/2025	USD	(10,700,750)	(245,928)
					1,682,320

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of May 31, 2025 :

FLOATING RATE INDEX(a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.34% at termination	Receive	4/9/2030	USD4,135,000	—	35,166	35,166
CPI-U at termination	2.34% at termination	Receive	4/9/2035	USD5,690,000	—	67,147	67,147
CPI-U at termination	2.43% at termination	Receive	5/7/2035	USD8,125,000	(4,569)	40,866	36,297
CPI-U at termination	2.45% at termination	Receive	12/3/2034	USD3,639,000	—	23,969	23,969
CPI-U at termination	2.45% at termination	Receive	3/17/2035	USD62,445,000	35,754	241,719	277,473
CPI-U at termination	2.46% at termination	Receive	5/2/2030	USD7,395,000	—	20,513	20,513
CPI-U at termination	2.49% at termination	Receive	6/3/2035	USD47,000,000	45,887	25	45,912
CPI-U at termination	2.50% at termination	Receive	6/3/2035	USD4,890,000	—	—	—
CPI-U at termination	2.51% at termination	Receive	2/28/2035	USD46,170,000	—	15,439	15,439
CPI-U at termination	2.52% at termination	Receive	3/20/2028	USD94,170,000	42,605	351,154	393,759
CPI-U at termination	2.54% at termination	Receive	3/6/2030	USD4,395,000	—	7,600	7,600
CPI-U at termination	2.56% at termination	Receive	1/31/2030	USD5,542,000	—	11,639	11,639
CPI-U at termination	2.56% at termination	Receive	3/5/2030	USD8,675,000	—	6,776	6,776
CPI-U at termination	2.60% at termination	Receive	2/6/2030	USD98,645,000	(81,155)	114,448	33,293
CPI-U at termination	2.63% at termination	Receive	3/3/2028	USD30,665,000	31,546	58,678	90,224
CPI-U at termination	2.65% at termination	Receive	2/10/2028	USD59,075,000	3,664	178,148	181,812
CPI-U at termination	2.67% at termination	Receive	2/6/2028	USD28,366,000	—	74,662	74,662
CPI-U at termination	3.22% at termination	Receive	6/3/2026	USD13,270,000	—	—	—
					73,732	1,247,949	1,321,681
CPI-U at termination	2.56% at termination	Receive	1/31/2035	USD8,658,000	—	(30,488)	(30,488)
CPI-U at termination	2.57% at termination	Receive	4/2/2030	USD14,525,000	—	(30,011)	(30,011)
CPI-U at termination	2.59% at termination	Receive	2/4/2035	USD15,673,000	—	(87,034)	(87,034)
CPI-U at termination	2.64% at termination	Receive	5/7/2028	USD31,495,000	(5,800)	(2,992)	(8,792)
CPI-U at termination	2.77% at termination	Receive	4/16/2027	USD41,350,000	(34,478)	14,905	(19,573)
					(40,278)	(135,620)	(175,898)
					33,454	1,112,329	1,145,783

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2025 was as follows:

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
FLOATING RATE INDEX	VALUE
CPI-U	3.21%
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2025:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.44-V1	1.00	Quarterly	6/20/2030	0.56	USD 106,340,000	(1,952,047)	(394,930)	(2,346,977)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2025:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day SOFR annually	4.00 annually	Pay	3/15/2035	USD23,480,000	—	(112,988)
1 day SOFR annually	4.08 annually	Pay	4/1/2035	USD26,805,000	—	(55,812)
					—	(168,800)

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2025 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	4.35%

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$60,846,910	$2,952,876	$63,799,786
Collateralized Mortgage Obligations	—	33,856,073	207	33,856,280
Commercial Mortgage-Backed Securities	—	32,838,257	—	32,838,257
Corporate Bonds	—	201,954,210	—	201,954,210
Foreign Government Securities	—	2,027,464	—	2,027,464
Mortgage-Backed Securities	—	106,797,926	—	106,797,926
U.S. Treasury Obligations	—	238,838,700	—	238,838,700
Short-Term Investments
Investment Companies	11,666,927	—	—	11,666,927
Total Investments in Securities	$11,666,927	$677,159,540	$2,953,083	$691,779,550
Appreciation in Other Financial Instruments
Futures Contracts	$1,928,770	$—	$—	$1,928,770
Swaps	—	1,262,854	—	1,262,854
Depreciation in Other Financial Instruments
Futures Contracts	$(246,450)	$—	$—	$(246,450)
Swaps	—	(714,255)	—	(714,255)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,682,320	$548,599	$—	$2,230,919
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$10,430,555	$63,468,485	$62,232,838	$1,880	$(1,155)	$11,666,927	11,664,594	$103,545	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.